Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Gross Carrying Amounts of Loans, Acceptance and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings) (Details) - CAD ($)
$ in Millions
	Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 973,101		$ 961,989
Total allowance for loan losses	8,419		8,689	$ 8,613
Total loans, net of allowance	964,682		953,300
Non-trading loans at fair value	800		300
Trading loans at fair value	31,000		30,000
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	877,587		862,929
Total allowance for loan losses	2,736		2,739	2,645
Total loans, net of allowance	874,851		860,190
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	90,233		93,640
Total allowance for loan losses	4,153		4,362	4,340
Total loans, net of allowance	86,080		89,278
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,281		5,420
Total allowance for loan losses	1,530		1,588	1,628
Total loans, net of allowance	3,751		3,832
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	299,994		315,063
Total allowance for loan losses	420	$ 383	357	348	$ 368	$ 365
Total loans, net of allowance	299,574		314,706
Residential mortgages [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	274,291		291,739
Total allowance for loan losses	101	103	102	106	114	116
Total loans, net of allowance	274,190		291,637
Residential mortgages [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	24,678		22,346
Total allowance for loan losses	223	194	175	174	181	189
Total loans, net of allowance	24,455		22,171
Residential mortgages [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,025		978
Total allowance for loan losses	96	$ 86	80	68	$ 73	$ 60
Total loans, net of allowance	929		898
Residential mortgages [member] | Low Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	204,697		221,933
Residential mortgages [member] | Low Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	203,804		221,168
Residential mortgages [member] | Low Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	893		765
Residential mortgages [member] | Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	79,538		78,608
Residential mortgages [member] | Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	69,586		70,217
Residential mortgages [member] | Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,952		8,391
Residential mortgages [member] | Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,574		9,841
Residential mortgages [member] | Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	527		351
Residential mortgages [member] | Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,047		9,490
Residential mortgages [member] | High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,504		4,094
Residential mortgages [member] | High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	374		3
Residential mortgages [member] | High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,786		3,700
Residential mortgages [member] | High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	344		391
Residential mortgages [member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	681		587
Residential mortgages [member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	681		587
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	274,675		259,033
Total allowance for loan losses	2,143		2,193	2,145
Total loans, net of allowance	272,532		256,840
Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	240,139		221,558
Total allowance for loan losses	697		699	649
Total loans, net of allowance	239,442		220,859
Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	33,399		36,401
Total allowance for loan losses	1,171		1,220	1,218
Total loans, net of allowance	32,228		35,181
Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,137		1,074
Total allowance for loan losses	275		274	278
Total loans, net of allowance	862		800
Consumer instalment and other personal [member] | Low Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	121,924		113,101
Consumer instalment and other personal [member] | Low Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	119,366		110,513
Consumer instalment and other personal [member] | Low Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,558		2,588
Consumer instalment and other personal [member] | Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	100,344		95,693
Consumer instalment and other personal [member] | Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	84,273		75,881
Consumer instalment and other personal [member] | Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	16,071		19,812
Consumer instalment and other personal [member] | Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	37,654		36,549
Consumer instalment and other personal [member] | Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	30,455		29,757
Consumer instalment and other personal [member] | Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,199		6,792
Consumer instalment and other personal [member] | High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,091		13,064
Consumer instalment and other personal [member] | High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,045		5,407
Consumer instalment and other personal [member] | High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,571		7,209
Consumer instalment and other personal [member] | High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	475		448
Consumer instalment and other personal [member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	662		626
Consumer instalment and other personal [member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	662		626
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	40,802		41,662
Total allowance for loan losses	2,279		2,292	2,217
Total loans, net of allowance	38,523		39,370
Credit card [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	34,573		35,740
Total allowance for loan losses	738		743	743
Total loans, net of allowance	33,835		34,997
Credit card [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,676		5,354
Total allowance for loan losses	1,093		1,089	1,025
Total loans, net of allowance	4,583		4,265
Credit card [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	553		568
Total allowance for loan losses	448		460	$ 449
Total loans, net of allowance	105		108
Credit card [member] | Low Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,376		8,015
Credit card [member] | Low Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,372		8,011
Credit card [member] | Low Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4		4
Credit card [member] | Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,132		12,341
Credit card [member] | Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,024		12,222
Credit card [member] | Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	108		119
Credit card [member] | Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,163		13,682
Credit card [member] | Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,264		12,780
Credit card [member] | Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	899		902
Credit card [member] | High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,966		7,475
Credit card [member] | High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,913		2,727
Credit card [member] | High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,665		4,329
Credit card [member] | High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	388		419
Credit card [member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	165		149
Credit card [member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	165		149
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	357,630		346,231
Total allowance for loan losses	3,577		3,847
Total loans, net of allowance	354,053		342,384
Business and government [member] | Canadian government insured [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,000		5,000
Business and government [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	328,584		313,892
Total allowance for loan losses	1,200		1,195
Total loans, net of allowance	327,384		312,697
Business and government [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	26,480		29,539
Total allowance for loan losses	1,666		1,878
Total loans, net of allowance	24,814		27,661
Business and government [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,566		2,800
Total allowance for loan losses	711		774
Total loans, net of allowance	1,855		2,026
Business and government [member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,454		2,723
Business and government [member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,454		2,723
Business and government [member] | Investment Grade Or Low Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	147,604		139,670
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	147,440		139,518
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	164		152
Business and government [member] | Non Investment Grade Or Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	192,696		187,125
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	180,474		173,836
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,222		13,289
Business and government [member] | Watch And Classified Or High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,876		16,713
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	670		538
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,094		16,098
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	112		77
Business and government [member] | Non Investment Grade Or Lower Risk [Member] | Guaranteed by government agencies [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	24,000		24,000
Business and government and residential mortgage [member] | With No Allowance For Loan Losses [Member] | Impaired loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	230		273
Business and government and residential mortgage [member] | Insured [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	67,000		69,000
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	842,098		838,302
Allowance for off-balance sheet credit instruments	1,030		1,052
Total off-balance sheet credit instruments, net of allowance	841,068		837,250
Off-balance sheet credit risks [member] | Retail Exposures [Member] | Personal Lines Of Credit And Credit Card Lines Cancellable And Banks Discretion [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	397,000		401,000
Off-balance sheet credit risks [member] | Non Retail Exposures [Member] | Undrawn Component Of Uncommitted Credit And Liquidity Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	68,000		67,000
Off-balance sheet credit risks [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	827,152		822,346
Allowance for off-balance sheet credit instruments	472		470
Total off-balance sheet credit instruments, net of allowance	826,680		821,876
Off-balance sheet credit risks [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	14,672		15,613
Allowance for off-balance sheet credit instruments	553		566
Total off-balance sheet credit instruments, net of allowance	14,119		15,047
Off-balance sheet credit risks [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	274		343
Allowance for off-balance sheet credit instruments	5		16
Total off-balance sheet credit instruments, net of allowance	269		327
Off-balance sheet credit risks [member] | Low Risk [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	306,431		320,223
Off-balance sheet credit risks [member] | Low Risk [Member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	305,100		318,759
Off-balance sheet credit risks [member] | Low Risk [Member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,331		1,464
Off-balance sheet credit risks [member] | Normal Risk [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	72,792		63,711
Off-balance sheet credit risks [member] | Normal Risk [Member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	71,565		62,564
Off-balance sheet credit risks [member] | Normal Risk [Member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,227		1,147
Off-balance sheet credit risks [member] | Medium Risk [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	18,427		17,676
Off-balance sheet credit risks [member] | Medium Risk [Member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	17,272		16,381
Off-balance sheet credit risks [member] | Medium Risk [Member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,155		1,295
Off-balance sheet credit risks [member] | High Risk [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,625		2,374
Off-balance sheet credit risks [member] | High Risk [Member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,422		1,282
Off-balance sheet credit risks [member] | High Risk [Member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,203		1,092
Off-balance sheet credit risks [member] | High Risk [Member] | Stage 3 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0		0
Off-balance sheet credit risks [member] | Default [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0		0
Off-balance sheet credit risks [member] | Default [Member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	274		343
Off-balance sheet credit risks [member] | Default [Member] | Stage 3 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0		0
Off-balance sheet credit risks [member] | Default [Member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	274		343
Off-balance sheet credit risks [member] | Investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	326,904		319,274
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	326,904		319,274
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0		0
Off-balance sheet credit risks [member] | Non investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	109,691		109,646
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	104,133		103,936
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	5,558		5,710
Off-balance sheet credit risks [member] | Watch and classified [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	4,954		5,055
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	756		150
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	4,198		4,905
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	$ 0		$ 0